COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments under operating leases requiring future minimum annual lease payments	The Company had commitments under operating leases requiring future minimum annual lease payments as follows:
2012

2013	$1,558
2014	1,714
2015	1,667
2016	1,294
2017	1,144
$7,377